INVENTORY	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
INVENTORY

NOTE 4: INVENTORY

The Company’s inventory consists of finished goods from farming production, raw materials and supplies used in the farming production, and work–in process farming production. Raw materials and supplies are comprised of seeds, nutrients, and packaging for finished goods. Work–in–process and finished goods include in–process and ready–to–eat lettuce varieties and micro–greens, including the packaging for the finished product.

KALERA PUBLIC LTD CO. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

In thousands	Unaudited June 30, 2022	December 31, 2021
Raw materials and supplies	$21	$456
Work in process	437	76
Finished goods	718	658
Total inventories	$1,176	$1,190

NOTE 3: INVENTORY

The Company’s inventory consists of finished goods from farming production, raw materials used in the farming production, and work–in process farming production. Raw materials are comprised of seeds, nutrients, and packaging for finished goods. Work–in–process and finished goods include in–process and ready–to–eat lettuce varieties and micro–greens, including the packaging for the finished product.

	December 31, 2021	December 31, 2020
	In thousands
Raw materials and supplies	$456	$38
Work in process	76	11
Finished goods	658	55
Total inventories	$1,190	$104